UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ancient Art, L.P.
Address: 610 West 5th Street
         Suite 600
         Austin, Texas  78701

13F File Number:  28-12920

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Amy Inbody
Title:     Chief Compliance Officer
Phone:     512.351.4440

Signature, Place, and Date of Signing:

     Amy Inbody     Austin, Texas     February 16, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     28

Form13F Information Table Value Total:     $136,157 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AIRTRAN HLDGS INC              COM              00949P108     3648   698880 SH       SOLE                   698880
ALLIANCE ONE INTL INC          COM              018772103     4551   932494 SH       SOLE                   932494
AMERICAN DENTAL PARTNERS       COM              025353103    15861  1230520 SH       SOLE                  1230520
AMR CORP                       COM              001765106        3    67800 SH  CALL SOLE                    67800
ARBITRON INC                   COM              03875Q108     6747   288100 SH       SOLE                   288100
ARCH CAP GROUP LTD             ORD              G0450A105     6797    95000 SH       SOLE                    95000
BANCORP INC DEL                COM              05969A105      449    65387 SH       SOLE                    65387
CLEAR CHANNEL OUTDOOR HLDGS    CL A             18451C109    14678  1412719 SH       SOLE                  1412719
COLUMBUS MCKINNON CORP N Y     COM              199333105     4238   310000 SH       SOLE                   310000
EHEALTH INC                    COM              28238P109     2875   174977 SH       SOLE                   174977
EMPLOYERS HOLDINGS INC         COM              292218104     3797   247500 SH       SOLE                   247500
IMPERIAL SUGAR CO NEW          COM NEW          453096208     4991   286199 SH       SOLE                   286199
KINGSWAY FINL SVCS INC         COM              496904103     3690  2121400 SH       SOLE                  2121400
LIBERTY GLOBAL INC             COM SER A        530555101     8099   370000 SH       SOLE                   370000
LIBERTY MEDIA CORP NEW         LIB STAR COM A   53071M708     4186    90700 SH       SOLE                    90700
MASTERCARD INC                 CL A             57636Q104     3684    14390 SH       SOLE                    14390
META FINL GROUP INC            COM              59100U108     4029   192758 SH       SOLE                   192758
MI DEVS INC                    CL A SUB VTG     55304X104     5354   436033 SH       SOLE                   436033
NICHOLAS FINANCIAL INC         COM NEW          65373J209     6845   993465 SH       SOLE                   993465
ORBITZ WORLDWIDE INC           COM              68557K109     3311   451144 SH       SOLE                   451144
RACKSPACE HOSTING INC          COM              750086100     2803   134452 SH       SOLE                   134452
REPUBLIC AWYS HLDGS INC        COM              760276105     4029   545978 SH       SOLE                   545978
RRI ENERGY INC                 COM              74971X107     1708   298600 SH       SOLE                   298600
TRANSDIGM GROUP INC            COM              893641100     2332    49102 SH       SOLE                    49102
UNITED AMER INDEMNITY LTD      CL A             90933T109     4051   511455 SH       SOLE                   511455
VANTAGE DRILLING COMPANY       ORD SHS          G93205113     3565  2214287 SH       SOLE                  2214287
WENDYS ARBYS GROUP INC         COM              950587105     2702   576091 SH       SOLE                   576091
ZIPREALTY INC                  COM              98974V107     7134  1897286 SH       SOLE                  1897286